Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Operating activities
Net earnings (loss)	$ 2,175	$ 1,558	$ 2,990	$ (60)
Depreciation	579	587	1,251	834
Amortization of intangibles	142	143	285	252
Deferred tax expense	(249)	(320)	(153)	(524)
Accrued pension	(65)	3	9
Stock-based compensation	119	133	270	254
Restructuring and asset impairment charges, discontinued operations		49	49	1,815
Changes in current operating assets and liabilities
Accounts receivable, net	618	(2,153)	(2,288)	(381)
Inventories	622	(1,539)	(1,000)	(3,775)
Prepaid expenses and other assets	(654)	(283)	(658)	88
Income taxes	(343)	224	1,137	1,120
Accounts payable and accrued liabilities	(1,715)	656	585	2,316
Discontinued operations assets and liabilities, net		(55)	(69)	(341)
Net cash provided by (used in) operating activities	1,229	(997)	2,408	1,598
Investing activities
Additions to property, plant and equipment	(1,731)	(1,421)	(2,069)	(1,361)
Acquisition of subsidiaries and related assets, net of cash acquired	(655)			(7,830)
Note receivable		(300)	(300)	(300)
Net cash used in investing activities	(2,386)	(1,721)	(2,369)	(9,491)
Financing activities
Increase (decrease) in bank overdrafts	1,112	1,064		(531)
Increase (decrease) in revolving credit facilities	1,329	392	(1,092)	3,034
Increase in long-term debt		1,074	2,496	10,038
Repayment of long-term debt and capital lease obligations	(938)	(982)	(2,447)	(3,786)
Net cash provided by (used in) financing activities	1,503	1,548	(1,043)	8,755
Increase (decrease) in cash and cash equivalents	346	(1,170)	(1,004)	862
Effect of foreign exchange on cash and cash equivalents	9	(78)	73	20
Cash and cash equivalents
Beginning of period	467	1,398	1,398	516
End of period	$ 822	$ 150	$ 467	$ 1,398